Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Going concern

a)Going concern

The consolidated financial statements for the years ended December 31, 2017, 2016 and 2015 have been prepared on a going concern basis as there is a reasonable expectation that Telecom Argentina and its subsidiaries will continue its operational activities in the foreseeable future (and in any event with a time horizon of more than twelve months).

Foreign currency translation

b)Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Argentine pesos ($), which is the functional currency of all Telecom Group’s companies located in Argentina. The functional currency for the foreign subsidiaries of the Telecom Group is the respective legal currency of each country.

The financial statements of the Company’s foreign subsidiaries (Núcleo, Personal Envíos, Telecom USA and Tuves Paraguay since June 30, 2017) are translated using the exchange rates in effect at the reporting date; for assets and liabilities while income and expenses are translated at the average exchange rates for the year. Exchange differences resulting from the application of this method are recognized in Other Comprehensive Income. The cash flows of foreign consolidated subsidiaries expressed in foreign currencies included in the consolidated statement of cash flows are translated at the average exchange rates for each year.

Foreign currency transactions

c)Foreign currency transactions

Transactions in foreign currencies are translated into the functional currency using the foreign exchange rate prevailing at the date of the transaction or valuation where items are re-measured. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the foreign exchange rate prevailing at the reporting date. Exchange differences are recognized in the consolidated income statement and are included in Financial income/expenses as Foreign currency exchange gains or losses.

Consolidation

d)Consolidation

These consolidated financial statements include the accounts of Telecom Argentina and its subsidiaries over which it has effective control (Núcleo, Micro Sistemas, Telecom USA, Personal Envíos, Tuves Paraguay – only as of December 31, 2017- and the second semester of 2017 and Telecom Personal until November 30, 2017) as of December 31, 2017, 2016 and 2015.

Control exists when the investor (Telecom Argentina) has power over the investee; exposure, or rights, to variable returns from its involvement with the investee and has the ability to use its power to affect the amount of the returns. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They should be deconsolidated from the date that control ceases.

In the preparation of these consolidated financial statements, assets, liabilities, revenues and expenses of the consolidated companies are consolidated on a line-by-line basis and non-controlling interests in the equity and in the profit (loss) for the year are disclosed separately under appropriate captions, respectively, in the consolidated statement of financial position, in the consolidated income statement and in the consolidated statement of comprehensive income.

All intercompany accounts and transactions have been eliminated in the preparation of these consolidated financial statements.

Financial year-end of all the subsidiaries’ financial statements coincides with that of the Parent and are prepared as of the same closing date and in accordance with the same accounting policies.

Acquisition of the controlling interest in Tuves Paraguay

e) Acquisition of the controlling interest in Tuves Paraguay

On October 6, 2016 Tuves Paraguay’s controlling shareholder (TU VES S.A – Chile) accepted Núcleo’s proposal for executing the Tuves Paraguay’s shares purchase option, which was subject to the approval of the Comisión Nacional de Telecomunicaciones (“CONATEL”).

On April 11, 2017, the CONATEL’s Board of Directors through Resolution No. 460/17authorized TU VES S.A. (Chile) to transfer Núcleo 350 shares of Tuves Paraguay, that represent 70% Tuves Paraguay’ total capital stock.

Accordingly, and pursuant to the provisions of the shares’ purchase agreement, on June 30, 2017, the transaction was performed and Núcleo acquired the 70% capital stock and votes of Tuves Paraguay through the payment of approximately $0.1 (35 million of Guaraníes) and the partial capitalization of receivables that Núcleo had at such date for approximately $147 (49,396 million of Guaraníes).

Tuves Paraguay is a Paraguayan company whose main purpose is the provision of telecommunications services and also the distribution of digital audio and television signals to homes, in accordance with the license granted by CONATEL.

The acquisition of control of Tuves Paraguay was recognized in the consolidated financial statements as of June 30, 2017, in accordance with the provisions of IFRS 3 “Business Combinations”.

For this purpose, the total purchase price provided by IFRS 3 of approximately $149 (50,056 million of Guaraníes) was determined including the book value of the call option as of the date of the transaction, the assets and liabilities of Tuves Paraguay were measured at fair value, recognizing a higher value of PP&E and identifying a customer relationship and a goodwill of approximately $2 within Intangible Assets (662 million of Guaraníes), which will be annually reviewed through its impairment test.

Revenues

f) Revenues

Revenues are recognized to the extent that it is considered probable that economic benefits will flow to the Company and their amount can be measured reliably. Final outcome may differ from those estimates.

Revenues are stated net of discounts and returns.

The Company discloses its revenues into two groups: services and equipment. Service revenues are the main source of income for the Company and are disclosed by nature: Voice services, Internet services and Data transmission services. This classification of revenues is given by different commercial offers and products, type of contracts and kind of customers. Equipment sales represent a precursor of the mentioned service revenues; therefore, the Group only sells equipment to customers and, from time to time, the Management of the Company and Núcleo decide to sell mobile handsets at prices lower than their respective costs in order to acquire new contracts with a minimum non-cancelable period of permanence.

Other income mainly includes penalties collected from suppliers and gains on disposal of PP&E, which are realized in the ordinary course of business but are not the main business objective.

The Company’s principal sources of revenues are:

Fixed telecommunication services and products

Domestic services revenues consist of monthly basic fees, measured service, long-distance calls and monthly fees for additional services, including call forwarding, call waiting, three-way calling, itemized billing and voicemail.

Revenues are recognized when services are rendered. Unbilled revenues from the billing cycle dating to the end of each month are calculated based on traffic and are accrued at the end of the year.

Basic fees are generally billed monthly in advance and are recognized when services are provided. Billed basic fees for which the related service has not yet been provided are deducted from corresponding accounts receivable. Revenues derived from other telecommunications services, principally network access, long distance and airtime usage, are recognized on a monthly basis as services are provided.

Revenues from the sale of prepaid calling cards are recognized on the basis of the minutes used, at the contract price per minute, or when the card expires, whichever happens first. Remaining unused traffic for unexpired calling cards is shown as “Deferred revenue on prepaid calling cards” under Deferred revenues line item in the statement of financial position.

Interconnection charges represent amounts received by the Company from other local service providers and long-distance carriers for calls that are originated on their networks and transit and/or terminate on the Company’s network. Revenue is recognized as services when they are provided.

Traffic revenues from interconnection and roaming are reported gross of the amounts due to other telecommunication operators.

Non-refundable up-front connection fees for fixed telephony, data and Internet services are accounted for as a single transaction and deferred (as well as the related costs not in excess of the amount of revenues) over the term of the contract or, in the case of indefinite period contracts, over the average period of the customer relationship (approximately 8 years in the case of fixed telephony’s voice services).

Reconnection fees charged to customers when resuming service after suspension are deferred and recognized ratably over the average life for those customers who are assessed a reconnection fee. Associated direct expenses are also deferred over the estimated customer relationship period up to an amount equal to or less than the amount of deferred revenues. Generally, reconnection revenues are higher than its associated direct expenses.

Revenues from sales of goods, such as telephone and other equipment, are recognized when the significant risks and rewards of ownership are transferred to the buyer.

Revenues on construction contracts are recognized based on the stage of completion (percentage of completion method). When the outcome of a construction contract can be estimated reliably, contract revenue and contract costs associated with the construction contract are recognized as revenue and expenses respectively by reference to the stage of completion of the contract activity at the end of the reporting period. When it is probable that total contract costs will exceed total contract revenue, the expected loss is recognized as an expense immediately. When the outcome of a construction contract cannot be estimated reliably, contract revenue is recognized only to the extent of contract costs incurred that are likely to be recoverable.

Revenue on construction contracts recognized in the year ended December 31, 2017 amounted to $614. The 2017 agreement provides finance within 48 months from January 1, 2017, the date when the implementation of the project was effective. $83 and $17 are receivables as of December 31, 2017 and 2016, respectively.

Cost on construction contracts recognized in the year ended December 31, 2017 amounted to $429.

No revenue or costs on construction contracts were recorded for years 2016 and 2015.

Revenue from international telecommunications services mainly includes voice and data services and international point-to-point leased circuits. Revenues from international long-distance service reflect payments under bilateral agreements between the Company and foreign telecommunications carriers, covering inbound international long-distance calls. Revenues are recognized as services when they are provided.

Data and Internet revenues mainly consist of fixed monthly fees received from residential and corporate customers for data transmission (including private networks, dedicated lines, broadcasting signal transport and videoconferencing services) and Internet connectivity services (dial-up and broadband). These revenues are recognized as services when they are rendered.

Mobile telecommunication services and products

Telecom Group provides mobile services throughout Argentina via cellular and PCS networks. Cellular fees consist of monthly basic fees, airtime usage charges, roaming, charges for TLRD, CPP charges and additional charges for VAS, including call waiting, call forwarding, three-way calling, voicemail, SMS, GPRS, Mobile Internet and for other miscellaneous cellular services. These revenues are recognized as services when they are rendered.

Basic fees are generally billed monthly in advance and are recognized when services are provided. Billed basic fees for which the related service has not yet been provided are deducted from the corresponding accounts receivable.

Revenues from the sale of prepaid calling cards are recognized on the basis of the traffic used, at the contract price per minute, or when the card expires, whichever happens first. Remaining unused traffic for unexpired calling cards is shown as “Deferred revenue on prepaid calling cards” under Deferred revenues line item in the statement of financial position.

Revenues from sales of goods, such as handsets, sim cards, tablets, smartphones and other equipment are recognized when the significant risks and rewards of ownership are transferred to the buyer.

The Company and Núcleo offer to their subscribers a customer loyalty program. Under such program the Company and Núcleo grant award credits as part of the sales transactions which can be subsequently redeemed for goods or services provided by Personal and Núcleo or third parties. The fair value of the award credits is accounted for as deferred revenue, and recognized as revenue when the award credits are redeemed or expire, whichever occurs first. Those revenues are classified as service or goods revenues depending on the goods or services redeemed by the customers.

Applicable to both fixed telephony and mobile telephony, for offerings including separately identifiable components (as equipment and service), the Company and its subsidiaries recognize revenues related to the sale of the equipment when it is delivered to the final customer whereas service revenues are recorded when rendered. The total revenue generated by this type of transactions is assigned to the separately identifiable units of accounting based on their fair values, provided that the total amount of revenue to be recognized does not exceed the contract revenue. IFRS does not prescribe a specific method for such assignation of revenue. However, telecommunications industry practice generally applies the method known as “residual method”, which was used in the preparation of these consolidated financial statements. The “residual method” requires identifying all the components that comprise a transaction and allocating its fair value on an individual basis to each of them. Under this method, the fair value of a delivered item (which could not be individually determined) is determined as the difference between the total arrangement consideration and the sum of the fair values of those elements for which fair value can be estimated on a stand-alone basis.

Financial instruments

g) Financial instruments

Financial assets and liabilities, on initial recognition, are measured at transaction price as of the acquisition date. Financial assets are derecognized in the financial statement when the rights to receive cash flows from them have expired or have been transferred and the Company has transferred substantially all the risks and benefits of ownership.

g.1) Financial assets

Upon acquisition, in accordance with IFRS 9, financial assets are subsequently measured at either amortized cost, or fair value, on the basis of both:

(a) the entity’s business model for managing the financial assets; and

(b) the contractual cash flow characteristics of the financial asset.

A financial asset shall be measured at amortized cost if both of the following conditions are met:

(a) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows, and

(b) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Additionally, for assets that met the abovementioned conditions, IFRS provides for an option to designate, at inception, those assets as measured at fair value if doing so eliminates or significantly reduces a measurement or recognition inconsistency (sometimes referred to as an ‘accounting mismatch’) that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.

A financial asset that is not measured at amortized cost according to the paragraphs above is measured at fair value.

Financial assets include:

Cash and cash equivalents

Cash equivalents are short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed three months.

Cash and cash equivalents are recorded, according to their nature, at fair value or amortized cost.

Time deposits are valued at their amortized cost.

Investments in other short-term investments are carried at fair value. Gains and losses are included in financial results as other short-term investment gains.

Investments in Lebacs are valued at fair value.

Trade and other receivables

Trade and other receivables classified as either current or non-current assets are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less allowances for doubtful accounts.

Investments

During 2016, Telecom Argentina received in payment certain Provincial Government bonds denominated in argentine pesos (Provincia de Mendoza and Provincia de Buenos Aires) that bear interests in argentine pesos. These Provincial Government bonds are valued at amortized cost and their results are included in Financial results as investment gains.

Those National, Provincial and Municipal Governments bonds denominated in foreign currency whose initial intention is to keep them until their maturity, are measured at amortized cost and bear an interest in foreign currency. In this particular case, Management estimated the US Dollar denominated cash flows to be generated until maturity and compared that amount to the fair value of the instrument in US Dollars at the acquisition date. The acquisition cost in US Dollars has been adjusted by applying the IRR and the resulting value was converted to Argentine pesos using the exchange rate as of the date of measurement. The exchange differences generated by these bonds are included in Financial expenses as Foreign currency exchange gains or losses.

Likewise, Telecom Argentina and Personal acquired Government bonds. Taking into account the business model chosen to manage these financial assets, and according to the provisions of IFRS 9, these bonds are recorded at their fair value and its results were included in Financial results – Other investments gains.

Investments in other short-term investments are carried at fair value. Gains and losses are included in financial results as other short-term investment gains.

Investments in Lebacs are valued at fair value.

The 2003 Telecommunications Fund is recorded at fair value.

Impairment of financial assets

At every annual or interim closing date, assessments are made as to whether there is any objective evidence that a financial asset or a group of financial assets may be impaired. If any such evidence exists, an impairment loss is recognized in the consolidated income statement.

Certain circumstances of impairment of financial assets that the Group assesses to determine whether there is objective evidence of an impairment loss could include: delay in the payments received from customers; customers that enter bankruptcy; the disappearance of an active market for that financial asset because of financial difficulties; observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets, significant financial difficulty of the obligor, among others.

g.2) Financial liabilities

Financial liabilities comprise trade payables (excluding Derivatives), financial debt, salaries and social security payables (see Note 3.o) below) and certain other liabilities.

Financial liabilities other than derivatives are initially recognized at fair value and subsequently measured at amortized cost. Amortized cost represents the initial amount net of principal repayments made, adjusted by the amortization of any differences between the initial amount and the maturity amount using the effective interest method.

g.3) Derivatives

Derivatives are used by Telecom Group to manage its exposure to exchange rate and sometimes interest rate risks and to diversify the parameters of debt so that costs and volatility can be reduced to pre-established operational limits.

All derivative financial instruments are measured at fair value in accordance with IFRS 9.

Derivative financial instruments qualify for Hedge Accounting only when:

a) The hedging relation consists only on hedging instruments and hedged items eligible;

b) Since its inception the hedging relation and the purpose and risk management strategy, are formally designated and documented;

c) the hedge is expected to fulfill the efficacy requirements described in Note 20 – Hedge Accounting.

When a derivative financial instrument is designated as a cash flow hedge (the hedge of the exposure to variability in cash flows of an asset or liability, a firm commitment or a highly probable forecasted transaction) the effective portion of any gain or loss on the derivative financial instrument is recognized directly in OCI. The cumulative gain or loss is removed from OCI and recognized in the consolidated income statement at the same time as the hedged transaction affects the consolidated income statement. The gain or loss associated with the ineffective portion of a hedge is recognized in the consolidated income statement immediately. If the hedged transaction is no longer probable, the cumulative gains or losses included in OCI are immediately recognized in the consolidated income statement.

If hedged item is a prospective transaction that results in the recognition of a non-financial asset or liability or a firm commitment, the cumulative gain or loss that was initially recognized in OCI is reclassified to the carrying amount of such asset or liability.

If Hedge Accounting is not appropriate, gains or losses arising from the fair value measurement of derivative financial instruments are directly recognized in the consolidated income statement.

For additional information about derivatives operations during 2017 and 2016, see Note 20.

Inventories

h) Inventories

Inventories are measured at the lower of cost and estimated net realizable value. Cost is determined on a weighted average cost basis. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. Allowances are made for obsolete and slow-moving inventories.

From time to time, the Management of the Company and Núcleo decide to sell mobile handsets at prices lower than their respective costs. This strategy is aimed at achieving higher service revenues or at retention of high value customers by reducing customer access costs while maintaining the companies’ overall mobile business profitability since the customer subscribes a monthly service contract for indefinite period with a minimum period of permanence and, if the contract is abandoned in advance, the mobile company has the right to cancel, totally or partially, the bonus granted to the customer at the beginning of the contractual relationship. For the estimation of the net realizable value in these cases the Company considers the estimated selling price in normal course of business less applicable variable selling expenses plus the expected margin from the service contract signed during its minimum non-cancelable term.

PP&E

i) PP&E

PP&E is stated at acquisition or construction cost. Subsequent expenditures are capitalized only when they represent an improvement, it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably.

All other subsequent costs are recognized as expense in the period in which they are incurred, unless they are improvements. When a tangible fixed asset comprises major components having different useful lives, these components are accounted for as separate items if they are significant.

PP&E cost also includes the expected costs of dismantling the asset and restoring the site if a legal or constructive obligation exists. The corresponding liability is recognized in the statement of financial position under Provisions line item at its present value. These capitalized costs are depreciated and charged to the consolidated income statement over the useful life of the related tangible assets in the Depreciation and amortization item line.

The accounting estimates for dismantling costs, including discount rates, and the dates in which such costs are expected to be incurred are annually reviewed. Changes in the above liability are recognized as an increase or decrease of the cost of the relative asset and are depreciated prospectively.

Depreciation of PP&E owned is calculated on a straight-line basis over the ranges of estimated useful lives of the assets; the ranges of the estimated useful lives of the main PP&E are the following:

Asset	Estimated useful life (in years)
Buildings received from ENTel	35
Buildings acquired subsequent to 11/8/90	50
Improvements in third parties buildings	2 – 5
Tower and pole	10 – 20
Transmission equipment	3 – 20
Wireless network access	3 – 7
Switching equipment	5 – 7
Power equipment	7 – 15
External wiring	3 – 20
Computer equipment and software	3 – 5
Telephony equipment and instruments	5
Installations	2 – 10

The depreciation rates are reviewed annually and revised if the current estimated useful life is different from that estimated previously taking into account, among others, technological obsolescence, maintenance and condition of the assets and different intended use from previous estimates. The effect of such changes is recognized prospectively in the consolidated income statement.

Intangible assets

j) Intangible assets

Intangible assets are recognized when the following conditions are met: the asset is separately identifiable, it is probable that the expected future economic benefits that are attributable to the asset will flow to the entity; and the cost of the asset can be measured reliably.

Intangible assets with a finite useful life are stated at cost, less accumulated amortization and impairment losses, if any.

Intangible assets with an indefinite useful life are stated at cost, less accumulated impairment losses, if any.

Intangible assets comprise the following:

- Subscriber acquisition costs (“SAC”)

Direct and incremental costs incurred for the acquisition of new subscribers are capitalized when the conditions for the recognition of an intangible asset are met.

The cost of acquiring broadband customers meets the conditions established by IFRS for its recognition as intangible asset. The amount of costs deferred is limited to the non-contingent part of the revenues generated by that subscriber. The costs above revenues are expensed when incurred.

Capitalized SAC related to the acquisition of broadband customers are amortized on a straight-line basis over the average period of the customer relationship.

The cost of acquiring postpaid and “cuentas claras” subscribers in mobile telephony meet the conditions established by IFRS for its recognition as intangible asset. In the event of early cancellation, grants the right to cancel bonuses granted at the beginning of the contractual relationship (i.e, equipment bonuses). SAC are mainly comprised of upfront commissions paid to third parties and, to a lower extent, of subsidies granted to customers on the sale of handsets.

In all other cases, subscriber acquisition costs are expensed when incurred.

Capitalized SAC related to the acquisition of post-paid and “cuentas claras” subscribers are amortized on a straight-line basis over the term in which the customer must pay a cancellation charge, in case of early termination of the relationship.

- Service connection or habilitation costs

Direct costs incurred for connecting customers to the network are accounted for as intangible assets and then amortized over the term of the contract with the customer if required conditions are met. For indefinite period contracts, the deferral of these costs is limited to the amount of non contingent revenue from the customer and expensed over the average period life of the customer relationship. Costs exceeding that amount are expensed as incurred. Connection costs are generated mainly for the installation of fixed lines and amortized over an average period of 8 years.

- 3G/4G licenses

As described in Note 2.i, it includes 3G and 4G frequencies awarded by the SC to Personal in November 2014 and June 2015. In accordance with Article 12 of the Auction Terms and Conditions they were granted for a period of 15 years as from the date of awarding notification. After this deadline, the Regulatory Authority may extend the term at Personal´s request. The extension of the term, the related cost and conditions shall be defined by the Regulatory Authority.

Consequently, the Company’s management has concluded that the 3G and 4G licenses have a finite useful life and therefore are amortized under the straight-line method over 180 months.

As a consequence of Section 4 (d) of PEN Decree No. 1,340/16, which is described in Note 2.i), the remaining useful life of the frequencies included in lot 8 of the auction was re-estimated in 4Q16. It was considered that 700 Mhz bands would be released since May 2017 and, in compliance with the mentioned Decree, the period of 15 years from such date was computed. After that, such date was re-estimated being the effective day of release on April 2018.

- PCS license (Argentina)

The Company, based on an analysis of all of the relevant factors, has considered the license having an indefinite useful life since there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity.

- PCS and Band B licenses (Paraguay)

PCS license is amortized under the straight-line method over 60 months. These licenses were successively renewed for a period of 5 years, the amortization finalized during year 2017.

On the other hand, Band B license finished its amortization during year 2012.

On June 2017, Núcleo required the renewal of this license. Before the expiration date, CONATEL issued, according with the telecommunications law, resolutions of temporary extensions which are valid for 90 days, with the possibility of one only extension for the same term.  Therefore, it is expected to have the definitive renewal en the next months.

- Internet and data transmission license (Paraguay)

Núcleo’s license 60 months amortization was finished in fiscal year 2016. However, on July 2017 CONATEL granted the Company with the renewal of such licenses.  Therefore, the term of the license is extended until May 2021.

- Rights of use

The Company purchases network capacity under agreements which grant the exclusive right to use a specified amount of capacity for a specified period of time. Acquisition costs are capitalized as intangible assets and amortized over the terms of the respective capacity agreements, generally 180 months.

- Exclusivity agreements

Exclusivity agreements were entered into with certain retailers and third parties relating to the promotion of the Company’s services and products. Amounts capitalized are being amortized over the life of the agreements, with expiration up to financial year 2028.

-  Cubecorp ‘s Customer relationships

Customer relationships identified as part of the purchase price allocation performed upon the acquisition of Cubecorp Argentina S.A. (a company engaged in data center business) in financial year 2008, are being amortized over the estimated duration of the relationship for customers in the data center business (180 months).

-  Tuves Paraguay’s Customer relationships

It is related to the acquisition of Tuves Paraguay (see Note 3.e). It is amortized over the term of the relationship with the acquired customers, which is estimated in 78 months.

-  Goodwill

It is related to the acquisition of Tuves Paraguay (see Note 3.e) measured as the difference between the fair value of the amount transferred less the fair value of the identified net assets. The goodwill has indefinite useful life and the impairment must be analyzed at least annually.

Leases

k) Leases

Finance leases

Leases that transfer substantially all the risks and benefits incidental to ownership of the leased asset are classified as finance leases. The Company recognizes finance leases as assets and liabilities in its statements of financial position at amounts equal to the fair value of the leased property or, if lower, the present value of the minimum lease payments, each determined at the inception of the lease. Subsequently, minimum lease payments are apportioned between a finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability. Contingent rents, if any, are charged as expenses in the periods in which they are incurred.

The depreciation policy for depreciable leased assets is consistent with that for depreciable assets that are owned.

As of December 31, 2017 the Telecom Group hold finance leases which represents liabilities in the amount of $13. The total payable at these leases’ maturity amounts to $13. PP&E related to these financial leases and several of the mentioned leases contracts characteristics as of December 31, 2017 are detailed below:

	Book value	Lease term	Depreciation
PP&E – Computer equipment	77	3 years	3 years
Accumulated depreciation	(64)

Net carrying value as of December 31, 2017	13

Operating leases

Lease payments under an operating lease are recognized as an expense on a straight-line basis over the lease term unless another systematic basis is more representative.

In the normal course of business, the Company leases cell sites, switch sites, satellite capacity and circuits under various non-cancellable operating leases that expire on various dates through 2035. Rental expenses are included under Interconnection costs and other telecommunication charges and Other operating expenses items lines in the consolidated income statements.

Impairment of intangible assets and PP&E

l) Impairment of intangible assets and PP&E

At least annually, the Company assesses whether there are any indicators of impairment of assets that are subject to amortization. Both internal and external sources of information are used for this purpose. Internal sources include, among others, obsolescence or physical damage of the asset, and significant changes in the use of the asset and the economic performance of the asset compared to estimated performance. External sources include, among others, the market value of the asset, changes in technology, markets or laws, increases in market interest rates and the cost of capital used to evaluate investments, and an excess of the carrying amount of the net assets of the Group over market capitalization.

The carrying value of an asset is considered impaired by the Company when it is higher than its recoverable amount. In that event, a loss shall be recognized in the statement of income.

The recoverable value of an asset is the higher of its fair value less costs to sell and its value in use. In calculating the value in use, the estimated future cash flows are discounted to present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the evaluated asset.

Where it is not possible to estimate the recoverable value of an individual asset, the Company estimates the recoverable value of the cash-generating unit to which the asset belongs. The Company considers each legal entity of the Group as a cash-generating unit.

When the conditions that gave rise to an impairment loss no longer exist, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, up to the carrying amount that would have been recorded if no impairment loss had been recognized. The reversal of an impairment loss is recognized as income in the consolidated income statement.

Intangible assets with an indefinite useful life (including intangible assets under development or not ready to use) are not subject to amortization and are tested at least annually for impairment. The only intangible asset with an indefinite useful life held by the Company as of December 31, 2017 and 2016 is the PCS license (Argentina), which is entirely allocated to the Personal Mobile Service operating segment. Its recoverable amount is determined based on the value in use, which is estimated using discounted net cash flows projections.

For the years presented, the Company estimates that does not exist indicators of impairment of assets that are subject to amortization, with the exception of those related to process of modernization and replacement of its mobile network access technology in the Argentine Republic and a group of longstanding work in progress.

The net effects of the constitution and recovery of the mentioned impairments are recorded under “Impairment of PP&E” line item. Additional information disclosed in Note 22.

Other liabilities

m) Other liabilities

Pension benefits

Argentine laws provide for pension benefits to be paid to retired employees from government pension plans and/or privately managed fund plans to which employees may elect to contribute. Amounts payable to such plans are accounted for on an accrual basis. The Company does not sponsor any stock option plan.

Pension benefits shown under Other liabilities represent benefits under collective bargaining agreements for employees who retire upon reaching normal retirement age, or earlier due to disability in Telecom Argentina. Benefits consist of the payment of a single lump sum equal to the salary of one month for each five years of service. There is no vested benefit obligation until the occurrence of those conditions. The collective bargaining agreements do not provide for other post-retirement benefits such as life insurance, health care, and other welfare benefits.

The net periodic pension costs are recognized in the income statement, segregating the financial component, as employees render the services necessary to earn pension benefits. However, actuarial gains and losses should be presented in the statements of comprehensive income. Actuarial assumptions and demographic data, as applicable, were used to measure the benefit obligation as required by IAS 19 revised. The Company does not make plan contributions or maintain separate assets to fund the benefits at retirement.

The actuarial assumptions used are based on market interest rates, past experience and Management’s best estimate of future economic conditions. Changes in these assumptions may impact future benefit costs and obligations. The main assumptions used in determining expense and benefit obligations are the following rates and salary ranges:

	2017	2016	2015
Discount rate (1)	4.6% - 9.2%	4.8% - 6.2%	6.5% - 8.5%
Projected increase rate in compensation (2)	8.0% - 16.3%	8.0% - 22.5%	12.0% - 26.8%

(1) Represents estimates of real rate of interest rather than nominal rate in $. (2) In line with an estimated inflationary environment for the next three financial years.

Additional information on pension benefits is provided in Note 16.

Legal fee

Pursuant to Law No. 26,476 - Tax Regularization Regime (“Régimen de Regularización Impositiva Ley Nº 26,476”), the Company is subject to a legal fee which shall be paid in twelve monthly consecutive installments without interest as from final judgment. It is carried at amortized cost.

Deferred revenues

n) Deferred revenues

Deferred revenues include:

-Deferred revenues on prepaid calling cards

Revenues from unused traffic and data packs for unexpired calling cards are deferred and recognized as revenue when the minutes and the data are used by customers or when the card expires, whichever happens first. See Note 3.f. Revenues – Fixed telecommunication services and products and Mobile telecommunication services and products.

-Deferred revenues on connection fees

Non-refundable up-front connection fees for fixed telephony, data and Internet services are accounted for as a single transaction and deferred over the term of the contract, or in the case of indefinite period contracts, over the average period of customer relationship. See Note 3.f. Revenues – Fixed telecommunication services and products and Mobile telecommunication services and products.

-Customer Loyalty Programs

The fair value of the award credits regarding the Company and Núcleo’s customer loyalty program is accounted for as deferred revenue, and recognized as revenue when the award credits are redeemed or expire, whichever occurs first. See Note 3.f. Revenues – Mobile telecommunication services.

-Deferred revenue on sale of capacity and related services

Under certain network capacity purchase agreements, the Company sells excess purchased capacity to other carriers. Revenues are deferred and recognized as services are provided. Those revenues are recorded under “Data” line item.

-Deferred income for CONATEL’s government grants

During 2010 and 2011, the CONATEL awarded to Núcleo public tenders for the expansion of the network infrastructure that provides a platform for access to mobile services and basic services in social interest areas in Paraguay.

Government grants are recognized on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate. In accordance with IAS 20 the government grants related to assets can be presented either in the statement of financial position as deferred income or as a reduction of the carrying amount of related asset. The Company elected the first alternative provided by the standard considering that recognition as deferred income adequately reflects the business purpose of the transaction. Therefore, the related assets were recognized at the cost incurred by Núcleo in the construction of the engaged infrastructure and the government grant was accounted for as deferred income and recognized in profit or loss starting at the time the infrastructure becomes operative and throughout its useful life.

Salaries and social security payables

o) Salaries and social security payables

Include unpaid salaries, vacation and bonuses and its related social security contributions, as well as termination benefits. See Note 3.g.2) above for a description of the accounting policy regarding the measurement of financial liabilities.

Termination benefits represent severance indemnities that are payable when employment is terminated in accordance with labor regulations and current practices, or whenever an employee accepts voluntary redundancy in exchange for these benefits. In the case of severance compensations resulting from agreements with employees leaving the Company upon acceptance of voluntary redundancy, the compensation is usually comprised of a special cash bonus paid upon signing the severance agreement, and in certain cases may include a deferred compensation, which is payable in monthly installments calculated as a percentage of the prevailing wage at the date of each payment (“prejubilaciones”). The employee’s right to receive the monthly installments mentioned above starts on the date they leave the Company and ends either when they reach the legal mandatory retirement age or upon the decease of the beneficiary, whichever occurs first.

Taxes payables

p) Taxes payables

The Company is subject to different taxes and levies such as municipal taxes, tax on deposits to and withdrawals from bank accounts, turnover taxes, regulatory fees (including SU) and income taxes, among others, that represent an expense for the Group. It is also subject to other taxes over its activities that generally do not represent an expense (internal taxes, VAT, ENARD tax).

The principal taxes that represent an expense for the Company are the following:

- Income taxes

Income taxes are recognized in the consolidated income statement, except to the extent that they relate to items directly recognized in Other comprehensive income or directly in equity. In this case, the tax is also recognized in Other comprehensive income or directly in equity, respectively. The income tax expense for the year comprises current and deferred tax.

If the income tax payments and withholdings exceed the amount to pay for the current tax, the excess shall be recognized as a tax credit, only if it is recoverable.

As per Argentinean Tax Law, income taxes payables have been computed on a separate return basis (i.e., the Company is not allowed to prepare a consolidated income tax return). All income tax payments are made by each of the subsidiaries as required by the tax laws of the countries in which they operate. The Company records income taxes in accordance with IAS 12.

Deferred taxes are recognized using the “liability method”. Temporary differences arise when the tax base of an asset or liability differs from their carrying amounts in the consolidated financial statements.   A deferred income tax asset or liability is recognized on those differences, except for those differences related to investments in subsidiaries that generate a deferred income tax liability, where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets relating to unused tax loss carry forwards are recognized to the extent that it is probable that future taxable income will be available against which they can be utilized. Deferred tax assets arising from investment in subsidiaries are recognized when it is probable that the temporary differences will be reversed in the foreseeable future and when future taxable income would be sufficient to apply those temporary differences.

The book value of a deferred tax asset shall be revised at the end of every reporting period. The company shall reduce the carrying amount of a deferred tax asset if it is probable that future taxable income will not be available to offset the benefits of the deferred tax asset. This reduction shall be reassessed at each reporting period and reversed if it becomes probable that future taxable income to offset the deferred tax asset will be available.

The statutory income tax rate in Argentina was 35% for all years presented. Cash dividends received from a foreign subsidiary are computed on the statutory income tax rate. As per Argentinean Tax Law, income taxes paid abroad may be recognized as tax credits.

However, for the calculation of deferred tax as of December 31, 2017, Law No.27.430 (issued on December 29, 2017, see Section at the end of Note 3.p) was considered as a reference.  This law states a decrease from 35% to 30% in the income tax rate for companies for fiscal years started from January 1, 2018 to December 31, 2019; and a decrease to 25% for fiscal years started from January 1, 2020. Therefore, the company considered, following the statements of IAS 12, the periods in which temporary differences as of December 31, 2017, will be reversed to apply the proper tax rate in the calculation of deferred tax. The effect of changes in future rates of income tax was included as “Effect of changes in income tax rate” in the reconciliation between the amount charged in results and pre-tax income in Note 14.

The statutory income tax rate in Paraguay was 10% for all years presented. As per Paraguayan Tax Law, dividends paid are computed with an additional income tax rate of 5% (this is the criterion used by Núcleo for the recording of its deferred tax assets and liabilities, representing an effective tax rate of 15%). However, the effect of the additional income tax rate according to the Argentine tax law in force on the undistributed profits of Núcleo is fully recognized as it is considered probable that those results will flow in the form of dividends.

The statutory income tax rate in the United States was 39.50% for the years ended December 31, 2017, 2016 and 2015.  Since January 1, 2018, a new Income Tax Law is applicable in the United States, which modifies the flat rate to 21% changing the legal income tax rate from 39.5% to 26.5%. This change in the tax rate has a similar impact in deferred tax than the explained above regarding the changes in Argentina’s income tax rate.

- Turnover tax

Under Argentine tax law, the Company is subject to a tax levied on revenues and other income. Rates differ depending on the jurisdiction where revenues are earned for tax purposes and on the nature of revenues (services and equipment). Average rates resulting from the turnover tax charge over the total revenues were approximately 5.4%, 5.3% and 5.2% for the years ended December 31, 2017, 2016 and 2015, respectively.

- Other taxes and levies

Since the beginning of 2001, telecommunication services companies have been required to make a SU contribution to fund SU requirements (Note 2.h). The SU tax is calculated as a percentage of the total revenues received from the rendering of telecommunication services, net of taxes and levies applied on such revenues, excluding the SU tax and other deductions stated by regulations. The rate is 1% of total billed revenues and adopts the “pay or play” mechanism for compliance with the mandatory contribution to the SU fund.

Telecom Argentina’s declaration as proper taxpayer

Pursuant to Law No. 27,260, Argentine companies that have properly fulfilled their tax obligations during the two fiscal year periods prior to the 2016 fiscal year and comply with other requirements may qualify for an exemption from the personal assets tax for the 2016, 2017 and 2018 fiscal years. The request for this tax exemption should be filed before March 31, 2017.

Telecom Argentina has already filed this request related to the payment of the tax on personal property– on behalf of Shareholders. As a consequence, Telecom Argentina recorded in 2017 the reversal of the current tax credit on personal property – on behalf of Shareholders and the corresponding liability that it had recorded as of December 31, 2016 which amounted to $8 and has discontinued recording such receivables and liabilities since January 1, 2017.

Likewise, Nortel and Sofora (companies absorbed by Telecom) filed such exemption.

Notwithstanding, it cannot be assured that in the future, Telecom Argentina can fulfill those requirements and maintain the referred exemption.

Tax reform and consensus on taxation – Laws No. 27,429, 27,430 and 27,432

Tax reform:

On December 29, 2017, the PEN issued Law No. 27,430 which established a comprehensive reform of the tax system with effect beginning in fiscal year 2018.

Among others, the law includes modifications in tax income in both corporate income tax and individual income tax, value added tax, internal taxes, social security contributions, tax procedure code and tax criminal procedure code.

The main changes with impact in corporate taxes are the following:

Income Tax:

Modification of corporate income tax and withholding tax on dividends

The Law decreases the corporate income tax rate from 35% to 30% for fiscal years starting January 1, 2018 to December 31, 2019, and to 25% for fiscal years starting January 1, 2020 and onwards.

The Law also establishes a withholding tax on dividends at a 7% rate on profits accrued during fiscal years starting January 1, 2018 to December 31, 2019, and a 13% rate on profits accrued in fiscal years starting January 1, 2020 and onwards.

Income of fiscal years closed until December 31, 2017 will not be subject to withholding tax at the moment of distribution.

The new withholding tax rates apply to distributions made to shareholders qualifying either as resident individuals or nonresidents.

Additionally, the Law repeals the “equalization tax” (i.e., 35% withholding applicable to dividends distributed in excess of the accumulated taxable income) on income accrued from January 1, 2018 and onwards.

Results derived from transfers of shares

The effective tax rate applicable for individuals residents and non-residents is 15% (in case of non-residents its applicable over a presumed income equivalent to 90% of the transfer price). For local companies the applicable rate is 30% for both fiscal years 2018 and 2019, and 25% onwards.

However, in the case of individuals residing in Argentina, the results derived from transfers of shares are exempted from taxes to the extent that it is a placement through public offering authorized by the Argentine Securities Commission or that the transactions were carried out in markets authorized by that agency under segments that guarantee price/time priority and by crossing of offers (such as the shares of Telecom Argentina) or carried out through a public tender offering and/or exchange authorized by the Argentine Securities Commission.

The exemptions will only apply if the foreign beneficiaries do not reside in or the funds do not arise from “non-cooperating” jurisdictions. It also establishes an exemption for interest income and capital gains on the sale of negotiable obligations and share certificates issued abroad that represent shares issued by Argentine companies (ADRs).

Optional tax revaluation of assets

The law established the revaluation of the cost of diverse assets –in case of disposal- and the revaluation of the deductible depreciation for all the acquisitions or investments since January 1, 2018 on the base of IPIM evolution from that date.

Additionally, the law establishes an option to revaluate for tax purposes their assets located in Argentina that generate taxable income. The revaluation option is applicable for the Company on the assets as of December 31, 2017.

Under the Law, the new tax value of the assets will be determined by applying a “revaluation factor,” as established in the Law, to the tax value originally determined in each year or period of the asset’s acquisition or construction. In the case of immovable or movable property qualifying as fixed assets, the value may be determined by an independent appraiser under certain conditions.

The Law imposes a one-time special tax on the amount of the revaluation. The applicable rate will vary depending on the assets revaluated:

• Real estate (regarded as capital assets): 8%

• Real estate (regarded as inventories): 15%

• Shares, quotas and other participations in Argentine companies owned by resident individuals: 5%

• All other assets (except inventories and cars, which may not be revaluated): 10%.

The option must be exercised on all the taxpayer’s assets that integrate the same category of assets. Once the option is exercised, the taxpayer is able to calculate the amortization and cost in the income tax over the revalued assets. Likewise, such revaluation is updated on the base of the variation of Internal Wholesale Price Index since January 1, 2018.

The Law requires taxpayers that opt for the special revaluation regime to withdraw from any judicial or administrative process in which they are claiming, for tax purposes, an adjustment process of any kind regarding the period of the option, and those who started process in previous fiscal years must desist from making a new claim. (See Note 14 -Income tax – Actions for recourse filed with the Tax Authority).

The company is currently taking actions to evaluate the convenience of exercing this option. As of the date of issuance of these consolidated financial statements, the regulations hasn’t established the term in which the option can be exercised.

Internal Taxes and Tax Collection ENARD:

The Law also provides for an increase in the effective internal tax rate applicable to mobile telephone services from 4.16% to 5.26%. In addition, the law provides for the repeal of the tax collection at source of the charge required by the ENARD.

In addition, pursuant to Decree No. 979/2017, as from November 15, 2017, the effective internal tax rate that levies the sale of imported mobile phones and other wireless networks is reduced from 20.48% to 11.73%.  Said rate, pursuant to Law No. 27,430, will decrease gradually until its complete phase out as from January 1, 2024. In the case of goods manufactured in Tierra del Fuego, the rate is set at 0% as from November 15, 2017.

Tax on deposits to and withdrawals from bank accounts:

Pursuant Law No 27.432 The National Executive Power may decide that the percentage of the tax that on the date of entry into force of this law is not computable as payment on account of income tax, will be progressively reduced by up to twenty percent (20%) per year as of January 1, 2018, and also may decide that, in 2022, the tax provided for in Law 25,413 and its amendments as a payment on account of income tax will be computed in full.

Social Security:

The Law gradually reduces the percentage of employers’ contributions to be paid by large companies from 21% to 19.5% in 2022.

It establishes a non-taxable base for calculating employers’ contributions of $ 2,400 Argentine pesos for 2018, which will increase until reaching $12,000 Argentine pesos in 2022. The Law gradually phases out employers’ contributions creditable against VAT.

Tax Consensus:

On the other hand, on January 2, 2018, Law No. 27,429 - “Tax Consensus” was published in the Official Gazette. Said Law approves the Tax Consensus signed between the National Executive Branch and the representatives of the Provinces and the Autonomous City of Buenos Aires.

The tax consensus seeks to harmonize the tax structures of the different jurisdictions to promote employment, investment and economic growth and to promote uniform policies. In this sense, the National Government, the Provinces and the Autonomous City of Buenos Aires agreed to fulfill certain commitments. Among the commitments regarding Turnover Tax undertaken by the Provinces, the most relevant are the immediate elimination of differential treatments based on the place of business or the location of the taxpayer’s establishment or the location where goods are manufactured and the establishment of exemptions and application of tax rates that shall not exceed those set for each activity and period under the Annex to the Consensus (in the case of communications 5% in 2018, which will decrease until reaching 3% in 2022, and in the case of mobile telephone 7% in 2018, which will decrease until reaching 5% in 2022.) As to stamp tax rates, for certain activities and contracts, the establishment of a maximum stamp tax rate of 0.75% as from January 1, 2019, with a gradual decrease until its complete phase out as from January 1, 2022 and the repeal of all payroll taxes.

Provisions

q) Provisions

The Group records provisions for risks and charges when it has a present obligation, legal or constructive, to a third party, as a result of a past event, when it is probable that an outflow of resources will be required to satisfy the obligation and when the amount of the obligation can be estimated reliably.

If the effect of the time value of money is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expected cash flows, taking into account the risks associated with the obligation. The increase in the provision due to the passage of time is recognized as “Finance expenses”. Additional information is given in Note 17.

Provisions also include the expected costs of dismantling assets and restoring the corresponding site if a legal or constructive obligation exists, as mentioned in Note 3.i) above. The accounting estimates for dismantling costs, including discount rates, and the dates in which such costs are expected to be incurred are reviewed annually, at each financial year-end.

Dividends	r) Dividends Dividends payable are reported as a change in equity in the year in which they are approved by the Shareholders’ Meeting.
Finance income and expenses

s) Finance income and expenses

Finance income and expenses include:

•	interest accrued on the related financial assets and liabilities using the effective interest rate method;
•	changes in fair value of derivatives and other financial instruments measured at fair value through profit or loss;
•	gains and losses on foreign exchange and financial instruments;
•	other financial results.

Treasury Shares Acquisition

t) Treasury Shares Acquisition

In connection with the Treasury Shares Acquisition Process described in Note 19 d) to these consolidated financial statements, the Company has applied the guidance set forth in IAS 32, which provides, consistently with the CNV Regulations, that any instruments of its own equity acquired by the Company must be recorded at the acquisition cost and must be deducted from Equity under the caption “Treasury shares acquisition cost”. No profit or loss resulting from holding such instruments of own Equity shall be recognized in the income statement. If the treasury shares are sold, the account “Treasury shares acquisition cost” shall be recorded within Equity under the “Treasury shares negotiation premium” caption. If such difference is negative, the resulting amount shall be recorded within Equity under the “Treasury shares negotiation discount” caption.

Cost of the increase of the share in controlled companies

u)  Cost of the increase of the share in controlled companies

On March 31, 2017 the Board of Directors of Nortel approved the sale of the share in Personal (120,000 shares) to Telecom Argentina (that represented 0.008% of Telecom Personal) in an amount of $ 4, which were paid in April 2017.  As a result, Telecom Argentina reached 100% of interest in Telecom Personal.  Through this transaction, the difference between the purchase value and the investment acquired valued using the Equity Method ($ 3) was recorded in “Cost of the increase of the share in controlled companies” in the Equity attributable to controlling interest as of December 31, 2017, according with IFRS 10.

Earnings per share

v) Earnings per share

Basic earnings per share are calculated by dividing the net income or loss attributable to owners of the Parent by the weighted average number of ordinary shares outstanding during the year (see Note 25).

Use of estimates

w) Use of estimates

The preparation of consolidated financial statements and related disclosures in conformity with IFRS requires Management to make estimates and assumptions based also on subjective judgments, past experience and hypotheses considered reasonable and realistic in relation to the information known at the time of the estimate.

Such estimates have an effect on the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements as well as the amount of revenues and costs during the year. Actual results could differ, even significantly, from those estimates owing to possible changes in the factors considered in the determination of such estimates. Estimates are reviewed periodically.

The most important accounting estimates which require a high degree of subjective assumptions and judgments are addressed below:

Financial statement item / area	Accounting estimates
Revenues	Revenue recognition is influenced by: • the expected duration of the relationship with the customer for deferred revenues regarding upfront connection fees; • the estimation of traffic measures.
Useful lives and residual value of PP&E and Intangible assets

PP&E and intangible assets, except for indefinite useful life intangibles, are depreciated or amortized on a straight-line basis over their estimated useful lives. The determination of the depreciable amount of the assets and their useful lives involves significant judgment. The Company periodically reviews, at least at each financial year-end, the estimated useful lives of its PP&E and amortizable intangible assets.

Recoverability of PP&E and intangible assets with finite useful life

At least at every annual closing date, an assessment is made regarding whenever events or changes in circumstances indicate that PP&E and amortizing intangible assets may be impaired.

The recoverable amount is the higher of the fair value (less costs to sell) and its value in use. The identification of impairment indicators and the estimation of the value in use for assets (or groups of assets or cash generating units) require management to make significant judgments concerning the validation of impairment indicators, expected cash flows and applicable discount rates. Estimated cash flows are based on significant Management’s assumptions about the key factors that could affect future business performance such as the future market share, competition level, capital expenditures, salary increases, foreign exchange rates evolution, capital structure, capital cost, etc.

For the years presented the Company estimated that there are no indicators of impairment of assets that are subject to amortization, with the exception of those mentioned in the point l) of this note. However, changes in our current expectations and operating assumptions, including changes in our business strategy, technology, competition and changes in market conditions, could significantly impact these judgments and could require future adjustments to the recorded assets.

Intangible assets with indefinite useful life

The Telecom Group determined that Personal’s PCS license met the definition of an indefinite-lived intangible asset for the years presented and tests it annually for impairment. The recoverability assessment of an indefinite-lived intangible asset such as the PCS license and Tuves Paraguay’s Goodwill requires our Management to make assumptions about the future cash flows expected to be derived from such asset.

Such estimated cash flows are based on significant Management’s assumptions about the key factors that could affect future business performance such as the future market share, competition level, capital expenditures, salary increases, foreign exchange rates evolution, capital structure, discount rate, etc. The discount rate used to determine the discounted cash flow is an annual US dollar rate of approximately 10.5%.

Our judgments regarding future cash flows may change due to future market conditions, business strategy, the evolution of technology and other factors. These changes, if any, may require adjustments to the carrying amount of the PCS license and Tuves Paraguay’s Goodwill.

Income taxes, recoverability assessment of deferred tax assets and other tax receivables Deferred income tax measuring

Income taxes (current and deferred) are calculated in each company of the Telecom Group according to a reasonable interpretation of the tax laws in effect in each jurisdiction where the companies operate. The recoverability assessment of deferred tax assets sometimes involves complex estimates to determine taxable income and deductible and taxable temporary differences between the carrying amounts and the taxable amounts. In particular, deferred tax assets are recognized to the extent that future taxable income will be available against which they can be utilized. The measurement of the recoverability of deferred tax assets takes into account the estimate of future taxable income based on the Company’s projections and on conservative tax planning.

The recoverability assessment of the tax receivable related to the actions of recourse filed by the Company’s related to income tax inflation adjustment (Note 14) is based on the existing legal arguments on this matter and the behavior of the National Tax Authority in revising the actions of recourse filed by the Company.

Since the change provided by Law No. 27,429, the corporate income tax rate decreases from 35% to 30% for fiscal years starting January 1, 2018 to December 31, 2019, and to 25% for fiscal years starting January 1, 2020 and onwards. Therefore, for the measuring of deferred tax, the fiscal year of future reversals of temporary differences that originate deferred tax/liability has been estimated, applying the income tax rate of each reversal period. The actual moment of the future income and tax deductions may differ from the estimated, and may produce impact in future income.

Receivables and payables valued at amortized cost

Receivables and payables valued at amortized cost are initially recorded at their fair value, which is generally determined by using a discounted cash flow valuation method. The fair value under this method is estimated as the present value of all future cash flows discounted using an estimated discount rate, especially for long term receivables and payables. The estimated discount rate used to determine the discounted cash flow of non-current receivables is an annual rate in pesos of approximately 34% for year 2017. Additionally, a 13% annual U.S. dollars was used for discounting long term receivables denominated in U.S. dollars during 2017 and 2016, respectively. Discount rates for accounts receivables were 9.8% in both years and discount rates in Guaranies for loans were 8.83% and 9.42% for years 2017 and 2016, respectively.

Provisions

The Company is subject to proceedings, lawsuits and other claims related to labor, civil, tax, regulatory and other matters. In order to determine the proper level of provisions, Management assesses the likelihood of any adverse judgments or outcomes related to these matters as well as the range of probable losses that may result from the potential outcomes. Internal and external legal counsels are consulted on these matters. A determination of the amount of provisions required, if any, is made after careful analysis of each individual issue. The determination of the required provisions may change in the future due to new developments in each matter, changes in jurisprudential precedents and tribunal decisions or changes in its method of resolving such matters, such as changes in settlement strategy.

Allowance for Doubtful Accounts

The recoverability of trade receivables is measured by considering the aging of the accounts receivable balances, the necessity or request of customers unsubscribe, historical write-offs, Public Sector and corporative customer creditworthiness and changes in the customer payment terms. If the financial condition of the customers were to deteriorate, the actual write-offs could be higher than expected.

In the absence of a Standard or an Interpretation that specifically applies to a particular transaction, Management carefully considers the IFRS general framework and valuation techniques generally applied in the telecommunication industry and uses its judgment to evaluate the accounting methods to adopt with a view to providing financial statements which faithfully represent the financial position, the results of operations and the cash flows of the Group, reflect the economic substance of the transactions, be neutral, be prepared on a prudent basis and be completed in all material respects.

New Standards and Interpretations issued by the IASB not in force

New Standards and Interpretations issued by the IASB not in force

As required by IAS 8, the IFRS issued by the IASB not in force as of the date of these consolidated financial statements are reported below and briefly summarized. These standards have not been adopted by the Company.

IFRS 15 (Revenue from Contracts with Customers)

In May 2014 the IASB issued IFRS 15. This IFRS applies to all revenue contracts (except for contracts that are within the scope of IAS 17, leases, IFRS 4, Insurance Contracts and IFRS 9, Financial Instruments). IFRS 15 provides a single model for the recognition and measurement of revenues and replaces IAS 11, IAS 18, IFRIC 13, IFRIC 15, IFRIC 18 and SIC 31. It also establishes additional disclosure requirements and a 5-step model for revenue recognition, being the identified steps:

1)	Identify the contract(s) with a customer;
2)	Identify the performance obligations in the contract;
3)	Determine the transaction price;
4)	Allocate the transaction price to the performance obligations in the contract; and
5)	Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company will apply IFRS 15 using the modified retrospective approach, as it is permitted by that Standard.  Though the application is retrospective, the accumulated impact of the initial application is recognized as an adjustment to retained earnings initial balance of the year of initial application (only for contracts that are not completed contracts as of the date of initial application).

The allocation of the transaction price among different performance obligations required by IFRS 15 is one of the main issues that telecommunications companies have to assess, mainly because of the great variety of plans they offer to their customers by combining services and equipments. Another relevant issue to the telecommunications industry is the capitalization of incremental costs of obtaining a contract if the entity estimates that they will be recovered.

It is worth mentioning that in April 2016 amendments were made to IFRS 15, without changing the underlying principles of the standard, but clarifying them. The amendment provides the way of: 1) identifying a performance obligation, 2) determining whether a company is a principal or agent, and 3) determining whether license revenues must be recognized at a point in time or over time. In addition, the standard adds the following exemptions: (i) extends the possibility of not applying the standard to the recognition of “complete contracts” to the date of transition and full contracts at the beginning of the oldest period presented; and (ii) it allows to not retrospectively restate a contract in relation to the modifications that occur before the beginning of the earliest period presented, and shall instead reflect the aggregate effect, when the satisfied and unsatisfied performance obligations can be identified, and when the transaction price and its allocation can be determined.

IFRS 15 is effective from annual periods beginning on January 1, 2018. Earlier application is permitted.

The Company has concluded the analysis of the impact of the application of IFRS 15 and is currently measuring the effects. From that analysis resulted that IFRS 15 impacts are mainly related to contracts that include equipment revenues together with services in mobile services contracts (first sale of equipments or renewal of customer’s equipments together with postpaid and “abono fijo” services charges).

The Company is able to offer services as well as handsets (equipment) separately or together (it means selling the plan service with the handset).  Generally, in cases of combined sales, the handset is sold with a discount in the price, but not when the handset is sold separately. Currently, this kind of contracts of joint selling is recorded applying the Residual Method.  This method requires firstly, the identification of all the elements that compose the transaction and allocate to each of them, its own fair value. Under this method, the fair value of a transferred element, a handset in mobile services for example (it is not possible to allocate an specific price because the company usually sells that element at different prices depending on the plan service), is calculated as the difference between the full price of the contract subscribed with the customer and the fair value of those elements that is possible to allocate a fair value on an individual basis (in our case it would be the difference between the full price of the contract and the price of the plan service to determine the price of the handset).

However, under the application of IFRS 15 the Residual Method is not allowed. The standard requires allocating the price to each performance obligation according to its proportional standalone selling price, being the main performance obligations of those contracts the handset and the service revenues, considering a service term of 24 months.

These amendments introduced by IFRS 15 will initially generate an early recognition of handset revenues that will have an impact on retained earnings (due to the partially retroactively application of the standard) with the recognition of contractual asset. Such increase is due to the fact that the discounts on handsets will be allocated between the sale of handsets and the services. Before the application of this standard, such discount was only allocated to the sale of handsets.

In view of the above mentioned, as from January 1, 2018, this standard will generate a reallocation of revenues, increasing equipment sales revenues and reducing the recognition of services revenues. It will cause the initial recognition of a contractual asset that will decrease to the extent service revenues are recognized, which will be fully derecognized in the 24th month (the stipulated contractual term).

The effect of the application of such method (determined based on the standalone selling price of each item) would generate a contractual asset of $781, which would be offset with an increase in deferred tax liabilities of $234 and an estimated increase in retained earnings as of January 1, 2018 in the amount of approximately $547 (net of income tax.)

With regards to handset subsidies occasionally granted by the Company to new postpaid subscribers, Management believes that the capitalization of such costs will be discontinued under IFRS 15 in light of the interpretations of the new standard. On the other hand, Management believes that commissions paid for the acquisition of postpaid and “Cuentas Claras” customers in the Mobile Segment and broadband customers in the Fixed Segment will continue to be capitalized under IFRS 15, because these costs are necessary to obtain new contracts with customers and only if they continue satisfying the capitalization conditions under the new standard.

The impact of not capitalizing handsets’ subsidies in the retained earnings as of January 1, 2018 amounts to $48 (lower retained earnings of $68, net of income tax of $ 20).

Amendments to IFRS 9 “Financial Instruments”

In July 2014, the IASB amended IFRS 9 “Financial Instruments”. The amendments incorporate: 1) a new classification of financial assets (valued at fair value through other comprehensive income); and 2) includes requirements related to the recognition of expected credit losses of financial assets removing the minimum requirements mentioned in IFRS 39 regarding the occurrence of events to recognize the losses and recognizing them at initial measurement if losses are expected.

Regarding the expected credit losses, according to IFRS 9 the Company must recognize such loss as follows:

•	In the case of trade receivables, the allowance for doubtful accounts must be measured in an amount equal to the expected credit losses of the credit.

•

For other financial instruments: the expected credit losses for the next 12 months must be recognized (lifetime expected losses over the contractual payments of the financial instrument of which the default is estimated in the next 12 months), except the case of significant increase in the financial instrument’s credit risk so the lifetime expected credit losses must be recorded (expected credit losses for the full term of the financial instrument).

IFRS 9 is effective from annual periods beginning on January 1, 2018.

The impact of the initial estimation of the expected credit losses related to trade receivables in retained earnings as of January 1, 2018, amounts to $357 (lower retained earnings of $482, net of income tax of $125).

Amendments to IFRS 9 (Prepayment features with negative compensation)

On October 2017, the IASB amended IFRS 9.  As a result, financial assets with negative compensation characteristics that could lead to reasonably negative compensation as of to the early end of a contract, can be measured at amortized cost or fair value with impact in other comprehensive income.

The new standard is effective for fiscal years beginning on January 1, 2018. Earlier application is permitted. The Company does not expect impacts on the application of this amendment on the statements of financial position, results of operations or cash flows.

IFRS 16 (Leases)

In January 2016 IFRS 16 was issued.

This standard replaces IAS 17, IFRIC 14 and SIC 15 and 27. The standard establishes the criteria for recognition and valuation of leases for lessees and lessors. The changes incorporated in this standard impact mainly on the lessees accounting.

IFRS 16 provides that the lessee recognizes a right of use asset and a liability at present value with respect to those contracts that meet the definition of leases under IFRS 16. According to the standard, a lease is a contract that provides the right to control the use of an identified asset for a specified time period.

For a company having control of use of an identified asset it:

a)	Must have the right to obtain substantially all the economic benefits of the identified assets and
b)	Must have the right to direct the use of the identified asset.

The standard excludes short-term contracts (less than 12 months) and those in which the underlying asset has low value (as defined by the standard, low value should be defined by reference to a brand new asset rather than a used one or its net carrying amount).

The new standard is effective for fiscal years beginning on or after January 1, 2019. Earlier application is permitted for companies that have adopted IFRS 15. During 2017 the Company continued analyzing the impact that this new standard may have on the Group’s financial position, cash flows and results of operations.

IFRIC 22 (Foreign Currency Transactions and Advance Consideration)

In December 2016 IFRIC 22 was issued.

IFRIC 22 analyzes the accounting providing the exchange rate to apply for transactions that include the receipt or payment of an advance consideration. The interpretation concludes that the date of transaction that determines the exchange rate in the initial recognition of an asset, income or expense (or a part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration (If there is more than one payment or receipt of the advance consideration, the date of transaction is established for each payment or receipt of such advance consideration).

IFRS 22 is effective from annual periods beginning on January 1, 2018. The adoption of these amendments will not have significant impacts on the statements of financial position, results of operations or cash flows of the Company.

IFRIC 23 (Uncertainty over Income Tax Treatments)

On October 2017, IASB issued IFRIC 23. In case of uncertainty over tax treatments, this IFRIC provides that: (i) if uncertain tax treatments must be assessed separately; (ii) the assumptions used by the tax authority over the tax treatments (the company will have to assess if it’s probable that the tax authority will accept the uncertain tax treatment assuming that the taxation authority is going to assess such uncertain tax treatment); (iii) how a company measures the tax income (loss), the tax bases, taxes and fiscal credits not deducted and tax rates (assessment of the probability of occurrence); and (iv) how the changes in facts and circumstances are considered.

The new standard is effective for fiscal years beginning on January 1, 2019. Earlier application is permitted. The Company does not expect impacts on the application of this amendment on the statements of financial position, results of operations or cash flows.